Other Income (Expense), Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Expense, Net [Abstract]
Schedule of condensed consolidated statements of operations and comprehensive loss
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Other income (expense), net
Interest income	$186	$—	$225	$6
Change in fair value of derivative and warrant liability	—	(2,478)	(606)	(3,792)
Other expense, net	(70)	(260)	(337)	(494)
Total other income (expense), net	$116	$(2,738)	$(718)	$(4,280)

	December 31,
	2021	2020
Other expense, net:
Interest income	$7	$168
Change in fair value of derivative and warrant liability	(4,920)	(1,806)
Loss on extinguishment of convertible note	—	(3,775)
Other expense, net	(502)	17
Total other expense, net	$(5,415)	$(5,396)